Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Original Stock Option Plan [Member]
Weighted Average Fair Value Assumptions

The fair value of each stock option to employees granted under the Original Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2018	2017	2016
Expected stock option life	5.15 years	5.84 years	6.05 years
Expected volatility	48.82%	56.23%	63.32%
Risk-free interest rate	2.35%	2.01%	1.46%
Expected dividend yield	—%	—%	—%

Schedule of Stock Option Activity

Stock option activity under the Original Plan is as follows:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	592,594	$4.14	8.1	$989
Allocated to Tilray	143,794	4.26
Exercised	(13,370)	3.79
Forfeited	(6,310)	4.24
Cancelled	(1,042)	3.88

Balance June 30, 2019	715,666	$4.21	7.8	$30,892

Vested and expected to vest, June 30, 2019	644,381	$4.03	7.7	$27,933

Vested and exercisable, June 30, 2019	353,209	$3.18	7.2	$15,610

Stock option activity for the Company under the Original Plan is as follows:

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	364,571	$2.41	7.9	$1,185
Granted	304,942	5.92
Exercised	(45,688)	1.81
Forfeited	(25,881)	5.14
Cancelled	(5,350)	3.29

Balance December 31, 2018	592,594	$4.14	8.1	$989

Vested and expected to vest, December 31, 2018	522,301	$3.94	8.0	$955

Vested and exercisable, December 31, 2018	286,393	$2.85	7.2	$805

2018 Equity Incentive Plan [Member]
Weighted Average Fair Value Assumptions

The fair value of each stock option granted to employees under the New Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumptions 2018
Expected stock option life (years)	5.79 years
Expected volatility	58.54%
Risk-free interest rate	2.92%
Expected dividend yield	—%

Time-based Stock Options [Member] | 2018 Equity Incentive Plan [Member]
Schedule of Stock Option Activity

Time-based stock option activity

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	6,015,041	$13.54	7.7	$342,916
Granted	10,000	70.25
Exercised	(488,840)	7.76
Forfeited	(46,162)	28.27

Balance June 30, 2019	5,490,039	$14.03	8.9	$189,799

Vested and expected to vest, June 30, 2019	5,281,387	$13.85	8.9	$183,208

Vested and exercisable, June 30, 2019	1,800,954	$7.76	8.9	$69,877

Time-based stock option activity

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	—	$—		$—
Granted	6,106,011	13.66		—
Exercised	—	—		—
Forfeited	(90,970)	21.49		—
Cancelled	—	—		—

Balance December 31, 2018	6,015,041	$13.54	7.7	$342,916

Vested and expected to vest, December 31, 2018	5,708,817	$13.54	9.4	$326,567

Vested and exercisable, December 31, 2018	1,312,500	$7.76	9.4	$82,399

Performance-based Stock Options [Member] | 2018 Equity Incentive Plan [Member]
Schedule of Stock Option Activity

Performance-based stock option activity

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	600,000	$7.76	9.4	$37,668
Exercised	(80,000)	7.76

Balance June 30, 2019	520,000	$7.76	8.9	$20,176

Vested and expected to vest, June 30, 2019	518,991	$7.76	8.9	$20,137

Vested and exercisable, June 30, 2019	220,000	$7.76	8.9	$8,536

Performance-based stock option activity

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	—	$—		$—
Granted	600,000	7.76		—
Exercised	—	—		—
Forfeited	—	—		—
Cancelled	—	—		—

Balance December 31, 2018	600,000	$7.76	9.4	$37,668

Vested and expected to vest, December 31, 2018	591,486	$7.76	9.4	$37,134

Vested and exercisable, December 31, 2018	300,000	$7.76	9.4	$18,834

Time-based RSU [Member] | 2018 Equity Incentive Plan [Member]
Schedule of RSU Activity

Time-based RSU activity

	Time-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2018	237,222	$49.86
Granted	756,825	55.27
Issued on vesting	(35,000)	7.76
Forfeited	(30,891)	61.47

Non-vested June 30, 2019	928,156	$55.47

Time-based RSU activity

The following table summarizes non-vested time-based RSU activity during 2018:

	Time-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2017	—	$—
Granted	238,082	50.08
Exercised	—	—
Forfeited	(860)	110

Non-vested December 31, 2018	237,222	$49.86

Performance-based RSUs [Member] | 2018 Equity Incentive Plan [Member]
Schedule of RSU Activity

Performance-based RSUs activity

	Performance-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2018	1,050,000	$7.76
Issued on vesting	(478,125)	7.76

Non-vested June 30, 2019	571,875	$7.76

Performance-based RSUs

The following table summarizes non-vested performance-based RSU activity during 2018:

	Performance-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2017	—	$—
Granted	1,050,000	7.76
Exercised	—	—
Forfeited	—	—

Non-vested December 31, 2018	1,050,000	$7.76